PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 124.4%
Asset-Backed Securities 23.2%
Automobiles 1.1%
Huntington Bank Auto Credit-Linked Notes, Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.595%(c)	05/20/32		344	$345,955
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class G, 144A	17.128	12/15/33		866	884,773
					1,230,728
Collateralized Loan Obligations 21.3%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class D, 144A, 3 Month SOFR + 3.962% (Cap N/A, Floor 3.700%)	9.244(c)	01/20/34		1,100	1,083,495
Barings Euro CLO DAC (Ireland), Series 2024-01A, Class D, 144A, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 4.500%)	8.161(c)	07/20/37	EUR	1,000	1,113,731
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	9.474(c)	04/20/37		1,000	1,009,426
Carlyle Euro CLO DAC (Ireland), Series 2022-05A, Class CR, 144A, 3 Month EURIBOR + 4.150% (Cap N/A, Floor 4.150%)	7.835(c)	04/25/37	EUR	1,000	1,117,323
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	9.485(c)	01/25/37		1,500	1,518,470
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class D2R, 144A, 3 Month SOFR + 5.360% (Cap N/A, Floor 5.360%)	10.642(c)	04/20/37		1,000	1,000,606
Harvest CLO DAC (Ireland), Series 32A, Class D, 144A, 3 Month EURIBOR + 3.600% (Cap N/A, Floor 3.600%)	7.298(c)	07/25/37	EUR	1,000	1,114,694
Invesco Euro CLO DAC (Ireland), Series 03A, Class DR, 144A, 3 Month EURIBOR + 3.850% (Cap N/A, Floor 3.850%)	7.293(c)	10/30/38	EUR	1,000	1,113,511
KKR CLO Ltd. (United Kingdom), Series 2022-43A, Class DR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	10.251(c)	01/15/36		2,000	1,995,078
Monument CLO DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	8.092(c)	05/15/37	EUR	1,500	1,706,009

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Nassau Euro CLO DAC (Ireland), Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	7.661%(c)	07/20/38	EUR	1,000	$1,115,067
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class DR, 144A, 3 Month SOFR + 4.012% (Cap N/A, Floor 4.012%)	8.825(c)	06/20/34		2,000	2,013,194
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.897(c)	09/16/31		950	952,047

OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	9.821(c)	04/20/37		1,000	1,013,985
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class D, 144A, 3 Month SOFR + 5.050% (Cap N/A, Floor 5.050%)	10.332(c)	01/20/36		1,000	998,588
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 5.150% (Cap N/A, Floor 5.150%)	10.432(c)	01/20/36		2,000	2,020,175
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class D, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	9.782(c)	01/20/35		1,000	993,864
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	8.936(c)	04/16/36		1,500	1,554,246
					23,433,509
Consumer Loans 0.8%
Affirm Asset Securitization Trust, Series 2024-A, Class 1E, 144A	9.170	02/15/29		850	870,630

Total Asset-Backed Securities (cost $24,890,747)					25,534,867
Commercial Mortgage-Backed Securities 8.0%
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	3.205(cc)	01/10/57		8,000	881,235
Series 2024-V06, Class XD, IO	3.502(cc)	12/15/28		6,000	742,771
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.686(c)	07/15/41		700	698,906
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.785(c)	08/15/26		1,000	999,388

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BMO Mortgage Trust,
Series 2024-05C03, Class XD, IO, 144A	3.088%(cc)	02/15/57	7,250	$779,875
Series 2024-05C05, Class XD, IO, 144A	2.709(cc)	02/15/57	3,975	395,645

BPR Trust, Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	7.561(c)	09/15/38	1,000	977,500
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class C, 144A	3.283(cc)	11/10/36	1,210	1,147,664
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.711(c)	03/15/36	1,000	948,125
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.611(c)	05/15/31	1,300	1,266,282

Total Commercial Mortgage-Backed Securities (cost $8,772,013)				8,837,391
Corporate Bonds 59.2%
Aerospace & Defense 2.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(v)	8.750	11/15/30	2,000	2,190,000
Agriculture 0.5%
Vector Group Ltd., Sr. Sec’d. Notes, 144A(v)	5.750	02/01/29	575	583,365
Airlines 0.2%
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	200	196,987
Apparel 0.8%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	975	860,458
Auto Parts & Equipment 0.7%
Tenneco, Inc., Sr. Sec’d. Notes, 144A(v)	8.000	11/17/28	900	831,589
Banks 5.4%
Bank of America Corp., Jr. Sub. Notes, Series MM(v)	4.300(ff)	01/28/25(oo)	2,550	2,537,996

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A(v)	5.875%	04/30/29		200	$209,541
Citigroup, Inc.,
Jr. Sub. Notes, Series CC(v)	7.125(ff)	08/15/29(oo)		470	489,955
Jr. Sub. Notes, Series X(v)	3.875(ff)	02/18/26(oo)		733	708,965

Royal Bank of Canada (Canada), Jr. Sub. Notes	7.500(ff)	05/02/84		750	799,688
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	7.250(ff)	07/31/84		785	818,362
Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)		335	349,697
					5,914,204
Building Materials 0.2%
Sisecam UK PLC (Turkey), Gtd. Notes, 144A	8.250	05/02/29		215	221,794
Chemicals 2.8%
Ashland, Inc., Sr. Unsec’d. Notes, 144A(v)	3.375	09/01/31		300	265,968
Braskem Netherlands Finance BV (Brazil), Gtd. Notes	8.500	01/12/31		400	424,380
Herens Midco Sarl (Luxembourg), Gtd. Notes	5.250	05/15/29	EUR	710	588,643
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes	8.750	05/01/28	EUR	1,345	1,540,006
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34		260	278,647
					3,097,644
Coal 0.5%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		550	565,125
Commercial Services 0.3%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		45	40,300
Autopistas del Sol SA (Costa Rica), Sr. Sec’d. Notes	7.375	12/30/30		270	264,244
					304,544

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.5%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375%	02/15/30	575	$561,031
Diversified Financial Services 0.7%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(v)	5.750	11/15/31	500	489,902
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.750	09/15/31	250	245,025
				734,927
Electric 5.0%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes	7.750	02/02/27	210	209,278
Calpine Corp., Sr. Unsec’d. Notes, 144A(v)	4.625	02/01/29	575	555,314
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, MTN	8.450	08/10/28	404	427,303
NRG Energy, Inc., Jr. Sub. Notes, 144A(v)	10.250(ff)	03/15/28(oo)	1,800	2,029,269
Vistra Corp., Jr. Sub. Notes, 144A(v)	7.000(ff)	12/15/26(oo)	2,300	2,349,474
				5,570,638
Engineering & Construction 0.5%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	400	343,124
Sr. Sec’d. Notes, 144A	5.500	07/31/47	300	257,343
				600,467
Entertainment 2.3%
Caesars Entertainment, Inc., Gtd. Notes, 144A(v)	4.625	10/15/29	1,100	1,046,769
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	150	145,781
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	200	197,978

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625%	03/01/30		500	$496,455
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(v)	5.125	10/01/29		675	666,666
					2,553,649
Foods 3.0%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		225	215,887
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	825	1,089,996
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	1,325	1,626,288
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		200	187,604
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		140	144,221
					3,263,996
Forest Products & Paper 0.2%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		200	204,800
Healthcare-Services 1.3%
Chrome Holdco SAS (France), Gtd. Notes	5.000	05/31/29	EUR	750	519,702
DaVita, Inc., Gtd. Notes, 144A(v)	3.750	02/15/31		975	878,467
					1,398,169
Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27		100	99,831
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		300	285,000
					384,831

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750%	06/30/32	100	$94,250
Housewares 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	250	231,426
Iron/Steel 0.5%
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	500	532,500
Leisure Time 1.6%
Carnival Corp., Gtd. Notes, 144A(v)	6.000	05/01/29	550	556,875
NCL Corp. Ltd., Sr. Sec’d. Notes, 144A(v)	8.125	01/15/29	650	693,875
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	525	522,669
				1,773,419
Lodging 1.3%
MGM Resorts International, Gtd. Notes(v)	4.750	10/15/28	1,075	1,053,469
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(v)	5.625	08/26/28	425	412,803
				1,466,272
Machinery-Diversified 0.6%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A(v)	7.500	01/01/30	225	237,236
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	400	424,174
				661,410
Media 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(v)	4.250	02/01/31	548	483,998
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	16,760

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	7.375%	07/01/28		25	$18,681
Gtd. Notes	7.750	07/01/26		125	108,420

DISH Network Corp., Sr. Sec’d. Notes, 144A(v)	11.750	11/15/27		1,525	1,599,378
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes	4.875	01/22/30		250	235,312
Summer BidCo BV (Slovenia), Sr. Unsec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.750%	10.000	02/15/29	EUR	412	472,975
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		525	526,597
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,275	2,671,099
					6,133,220
Mining 1.8%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27		200	196,726
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(v)	6.125	04/01/29		1,050	1,061,655
New Gold, Inc. (Canada), Gtd. Notes, 144A(v)	7.500	07/15/27		675	687,656
					1,946,037
Oil & Gas 5.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		75	89,930
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(v)	8.875	01/13/33		350	374,920
Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.375	03/30/28		400	358,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(v)	8.375	11/01/33		975	1,050,833
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	10.342(c)	09/30/29		230	226,284
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	8.750	06/02/29		300	304,200

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000%	06/30/27	EUR	1,536	$1,814,369
Southwestern Energy Co., Gtd. Notes(v)	4.750	02/01/32		850	813,155
Wintershall Dea Finance 2 BV (Germany), Gtd. Notes, Series NC8	3.000(ff)	07/20/28(oo)	EUR	1,100	1,128,706
					6,160,397
Packaging & Containers 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		300	288,711
Pharmaceuticals 0.8%
AdaptHealth LLC, Gtd. Notes, 144A(v)	6.125	08/01/28		850	850,559
Pipelines 0.0%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		60	60,818
Real Estate 0.5%
Howard Hughes Corp. (The), Gtd. Notes, 144A(v)	4.125	02/01/29		575	536,693
Real Estate Investment Trusts (REITs) 0.5%
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		225	164,511
Gtd. Notes	5.000	10/15/27		175	156,584

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		190	196,422
					517,517
Retail 4.8%
Brinker International, Inc., Gtd. Notes, 144A(v)	8.250	07/15/30		975	1,048,082
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		100	104,871

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Carvana Co., (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000%	06/01/30		275	$299,072

Constellation Automotive Financing PLC (United Kingdom), Sr. Sec’d. Notes	4.875	07/15/27	GBP	950	1,106,259
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	1,085	1,334,734
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	625	768,199

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		625	596,530
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		25	25,692
					5,283,439
Telecommunications 5.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes	3.000	01/15/28	EUR	505	459,986
Altice Finco SA (Luxembourg), Sec’d. Notes	4.750	01/15/28	EUR	1,605	1,246,157
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes	4.950	07/17/30		250	212,225
Eutelsat SA (France), Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	500	572,577
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	10.500	05/15/30		525	568,976
Sr. Sec’d. Notes, 144A	11.000	11/15/29		1,100	1,219,414

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	100	114,372
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	1,480	1,345,506
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		70	71,294
					5,810,507

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 2.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A(v)	9.500%	10/15/31	1,450	$1,525,275
XPO, Inc., Gtd. Notes, 144A(v)	7.125	02/01/32	1,225	1,287,568
				2,812,843

Total Corporate Bonds (cost $62,810,683)				65,198,236
Floating Rate and Other Loans 28.1%
Aerospace & Defense 0.3%
Transdigm, Inc., Tranche J Term Loan, 3 Month SOFR + 2.500%	7.104(c)	02/28/31	348	346,788
Auto Manufacturers 0.1%
Novae LLC, Tranche B Term Loan, 1 Month SOFR + 5.000%	9.957(c)	12/22/28	99	96,325
Auto Parts & Equipment 1.0%
First Brands Group LLC,
2022-Ii Incremental Termloan, 3 Month SOFR + 5.262%	10.514(c)	03/30/27	207	204,848
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%^	14.014(c)	03/30/28	500	472,500
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.978(c)	11/17/28	199	187,950
Term B Loan, 3 Month SOFR + 5.100%	9.966(c)	11/17/28	250	237,187
				1,102,485
Beverages 0.2%
Pegasus Bidco BV (Netherlands), 2024-1 Term Dollar Loan, 3 Month SOFR + 3.750%	8.868(c)	07/12/29	193	193,291
Building Materials 0.7%
Emerald Debt Merger Sub LLC, Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	7.557(c)	08/04/31	300	299,344

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials (cont’d.)
MIWD HoldCo II LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.500%	8.345%(c)	03/28/31	224	$224,858
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	9.960(c)	10/12/28	199	197,485
				721,687
Chemicals 1.4%
A-Ap Buyer, Inc., Initial Term Loan, 3 Month SOFR + 3.250%^	7.854(c)	09/09/31	175	175,656
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	9.095(c)	08/27/26	133	122,326
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	274	256,523
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	9.115(c)	08/18/28	348	348,117
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.102(c)	06/28/28	213	200,391
LSF11 A5 HoldCo, LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.460(c)	10/15/28	198	197,240
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite TLB	—(p)	09/30/31	100	99,750
Starfruit Finco BV, 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.500%	8.628(c)	04/03/28	194	193,537
				1,593,540
Commercial Services 2.3%
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.210(c)	06/29/28	257	257,604
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.460(c)	06/02/28	287	283,692
Crisis Prevention Institute, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	9.354(c)	04/09/31	200	200,083

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	10.104%(c)	01/31/31	150	$144,762
EAB Global, Inc., Term Loan, 1 Month SOFR + 3.250%	8.095(c)	08/16/28	224	222,896
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	229	222,768
Grant Thornton LLP, Initial Term Loan, 1 Month SOFR + 3.250%	8.095(c)	06/02/31	150	150,188
Inmar, Inc., Initial Term Loan, 3 Month SOFR + 5.500%	10.225(c)	05/01/26	199	199,495
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.500%	8.345(c)	05/04/28	50	49,813
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan	—(p)	01/31/32	625	617,708
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.946(c)	11/02/27	203	195,791
				2,544,800
Computers 2.1%
Amazon Holdco, Inc., Term B Loan	—(p)	09/29/31	300	298,875
Fortress Intermediate, Initial Term Loan, 1 Month SOFR + 3.750%	8.595(c)	06/27/31	480	478,800
Indy US Bidco, LLC, Ninth Amend Dollar Term Loan, 1 Month SOFR + 4.750%	9.595(c)	03/06/28	208	206,818
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.451(c)	03/01/29	482	479,911
NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.102(c)	03/27/29	312	313,251
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	8.695(c)	02/01/28	247	237,537
Synechron, Inc., Term B Loan^	—(p)	09/26/31	250	247,500
				2,262,692
Distribution/Wholesale 0.1%
Closure Systems International Group, Inc., Amendment No. 4 Term Loan, 1 Month SOFR + 4.000%	8.845(c)	03/22/29	75	74,625

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services 0.8%
Blackhawk Network Holdings, Inc., Term B Loan, 1 Month SOFR + 5.000%	9.845%(c)	03/12/29		249	$250,258
Creative Planning LLC, Initial Term Loan, 1 Month SOFR + 2.000%	6.845(c)	05/16/31		275	273,453
Hudson River Trading LLC, Term Loan, 3 Month SOFR + 3.262%	8.319(c)	03/20/28		198	197,609
Madison Safety & Flow LLC, Term Loan	—(p)	09/26/31		150	150,094
					871,414
Education 0.9%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.750%^	10.764(c)	11/27/28	GBP	68	90,326
Acquisition/Capex Facility 1, SONIA + 5.750%^	10.751(c)	11/27/28	GBP	61	81,437
Acquisition/Capex Facility 5, 6 Month EURIBOR + 6.500%^	7.064(c)	11/27/28	EUR	10	12,760
Facility B, SONIA + 5.750%^	10.450(c)	11/27/28	GBP	25	33,662
Term Loan	9.225	11/27/28		34	37,364
Term Loan	8.879	11/27/28		16	16,908
Term Loan^	1.000	11/25/28		544	726,675
					999,132
Electric 0.3%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 4.750%	9.354(c)	05/01/31		274	276,884
Electronics 0.5%
Indicor, Tranche C Dollar Term Loan, 3 Month SOFR + 3.250%	7.854(c)	11/22/29		198	198,253
Ingram Micro, Inc., 2024 Term B Loan, 3 Month SOFR + 2.750%	7.564(c)	09/22/31		300	299,625
					497,878
Engineering & Construction 0.6%
Azuria Water Solutions, Inc., 2024 Second Additional Replacement Term Loan, 1 Month SOFR + 3.750%	8.595(c)	05/17/28		248	248,748

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Engineering & Construction (cont’d.)
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.750%	7.802%(c)	07/01/31	75	$74,612
Initial Term Loan, 1 Month SOFR + 2.750%	7.595(c)	07/01/31	100	99,393

Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.364%	8.210(c)	06/23/28	198	195,980
				618,733
Entertainment 1.4%
AP Gaming I LLC, Term B Loan, 1 Month SOFR + 3.750%	8.595(c)	02/15/29	149	149,196
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1 Month SOFR + 2.750%	7.595(c)	02/06/31	348	347,869
Cinemark USA, Inc., Term Loan, 1 Month SOFR + 3.250%	8.035(c)	05/24/30	248	248,330
ECL Entertainment LLC, Term B Loan, 1 Month SOFR + 4.000%	8.845(c)	08/31/30	75	74,968
Entain PLC (United Kingdom), Facility B3, 6 Month SOFR + 2.750%	8.014(c)	10/31/29	349	349,016
J&J Ventures Gaming LLC, Initial Term Loan, 1 Month SOFR + 4.000%	8.960(c)	04/26/28	198	197,358
PCI Gaming Authority, 2024 Term B Loan, 1 Month SOFR + 2.000%	6.845(c)	07/18/31	224	223,035
				1,589,772
Environmental Control 0.6%
Action Environmental Group, Inc. (The),
2nd Amendment Term B Loan, 3 Month SOFR + 4.000%	8.604(c)	10/24/30	415	415,690
Term Loan	—(p)	10/24/30	14	13,930

Jfl-Tiger Acquisition Co., Inc., Term B Loan	—(p)	10/17/30	75	75,056
Madison Iaq LLC, Initial Term Loan, 6 Month SOFR + 2.750%	7.889(c)	06/21/28	198	197,729
				702,405

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Foods 0.3%
Froneri International Ltd., (USD) Term Loan	— %(p)	09/30/31	275	$273,797
Hand/Machine Tools 0.4%
Alliance Laundry Systems LLC, Initial Term B Loan, 1 Month SOFR + 3.500%	8.345(c)	08/19/31	350	350,437
Dynamo US Bidco, Inc., Term B Loan^	—(p)	10/31/31	125	124,844
				475,281
Healthcare-Services 0.6%
LifePoint Health, Inc., Term B Loan	—(p)	05/16/31	249	248,502
Phoenix Guarantor, Inc., Tranche B-4 Term Loan, 1 Month SOFR + 3.250%	8.095(c)	02/21/31	249	248,035
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1 Month SOFR + 2.750%	7.670(c)	12/19/30	199	199,021
				695,558
Holding Companies-Diversified 0.5%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.595(c)	11/01/30	257	257,728
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	9.752(c)	12/19/30	314	312,479
				570,207
Home Furnishings 0.2%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	8.195(c)	06/29/28	250	234,960
Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	9.314(c)	07/08/31	198	186,424

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance 0.7%
Acrisure LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	8.211%(c)	11/06/30	273	$269,957
Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	8.345(c)	02/14/31	267	267,096
Asurion LLC, New B-11 Term Loan, 1 Month SOFR + 4.350%	9.195(c)	08/21/28	198	194,814
				731,867
Internet 0.2%
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	9.095(c)	05/03/28	262	260,458
Investment Companies 1.7%
AAL Delaware Holdco, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.345(c)	07/30/31	100	100,313
Dragon Buyer, Inc., Term B Loan	—(p)	09/30/31	100	99,525
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000% )^	18.750(c)	10/31/29	1,240	1,658,411
				1,858,249
Leisure Time 0.1%
Recess Holdings, Inc., Initial Term Loan, 3 Month SOFR + 4.500%	9.752(c)	02/21/30	149	149,623
Machinery-Diversified 1.3%
CPM Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.701(c)	09/28/28	199	187,980
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month SOFR + 3.614%	8.460(c)	05/26/28	347	345,137
Innio Group Holding GmbH., Amended Facility B (USD), 3 Month SOFR + 3.250%	8.536(c)	11/02/28	124	124,453

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)
STS Operating, Inc., First Refinancing Term Loan, 1 Month SOFR + 4.100%	8.945%(c)	03/25/31	199	$197,507
TK Elevator US Newco, Inc. (Germany), Facility B2 (USD), 6 Month SOFR + 3.500%	8.588(c)	04/30/30	521	521,516
				1,376,593
Media 0.9%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.301(c)	10/31/27	249	224,278
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.597(c)	01/18/28	248	240,978
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	8.854(c)	06/24/29	193	189,768
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	8.460(c)	01/31/29	399	388,526
				1,043,550
Metal Fabricate/Hardware 0.7%
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, 1 Month SOFR + 3.500%	8.355(c)	08/16/29	299	298,927
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%	11.104(c)	04/23/30	269	265,963
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 1 Month SOFR + 6.000%^	11.247(c)	03/01/30	222	214,966
				779,856
Mining 0.2%
Arsenal Aic Parent LLC, 2024 Term B Loan, 1 Month SOFR + 3.250%	8.095(c)	08/18/30	267	267,160
Miscellaneous Manufacturing 0.2%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%^	8.460(c)	11/30/28	249	247,478

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Oil & Gas 0.2%
Apro LLC, Initial Term Loan, 1 Month SOFR + 3.750%	8.868%(c)	07/09/31	200	$200,250
Packaging & Containers 0.5%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 3.175%	8.020(c)	04/13/29	165	163,785
Mauser Packaging Solutions Holding Co., Initial Term Loan, 1 Month SOFR + 3.500%	8.701(c)	04/15/27	194	193,772
Trident TPI Holdings, Inc., Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	8.604(c)	09/15/28	198	198,585
				556,142
Pharmaceuticals 0.4%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.704(c)	10/01/27	252	239,444
Sharp Services LLC, Tranche C Term Loan, 3 Month SOFR + 3.750%	8.354(c)	12/31/28	193	193,040
				432,484
Pipelines 0.3%
CPPIB OVM Member U.S. LLC, Initial Term Loan, 3 Month SOFR + 3.250%	7.854(c)	08/20/31	150	150,188
Rockpoint Gas Storage Partners LP (Canada), Initial Term Loan, 1 Month SOFR + 3.500%	8.363(c)	09/12/31	206	204,703
				354,891
Real Estate 0.2%
BRP Nimbus LLC, Initial Term B Loan, 1 Month SOFR + 2.500%	7.445(c)	08/27/25	216	214,838
Real Estate Investment Trusts (REITs) 0.5%
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 3.500%	8.345(c)	05/09/29	361	354,078
Starwood Property Mortgage LLC, Term B-3 Loan, 1 Month SOFR + 3.350%^	8.195(c)	07/24/26	247	247,758
				601,836

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail 1.4%
Dave & Buster’s, Inc., Term B Loan	— %(p)	10/31/31	400	$396,750
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.710(c)	03/06/28	178	177,536
Harbor Freight Tools USA, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	7.293(c)	06/11/31	500	491,704
Johnstone Supply LLC, Initial Term Loan, 1 Month SOFR + 3.000%	8.174(c)	06/09/31	125	124,562
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.115(c)	03/03/28	100	94,931
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.249%	8.095(c)	10/19/29	300	297,443
				1,582,926
Shipbuilding 0.2%
LSF11 Trinity Bidco, Inc., 2024 Term B Loan, 1 Month SOFR + 3.500%	8.420(c)	06/14/30	249	248,679
Software 2.3%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.095(c)	02/15/29	277	274,956
BMC Software, 2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	9.005(c)	07/30/31	322	320,956
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 3 Month SOFR + 5.100%	9.704(c)	05/08/28	247	248,370
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.451(c)	05/01/31	348	347,379
Dun & Bradstreet Corp., Incremental Term B-2, 1 Month SOFR + 2.750%	7.605(c)	01/18/29	323	323,072
Genesys Cloud Services,
2024 Incremental Dollar Term Loan, 1 Month SOFR + 3.864%	8.710(c)	12/01/27	50	49,750
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%	8.345(c)	12/01/27	298	298,298

Renaissance Holding Corp., Covenant-Lite First-Lien Term Loan, 1 Month SOFR + 4.250%	9.095(c)	04/05/30	248	247,843

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Webpros Investments Sarl (Luxembourg), 2024 Term Loan, 1 Month SOFR + 4.000%	8.845%(c)	03/28/31		124	$124,531
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	8.345(c)	12/21/29		249	248,439
					2,483,594
Telecommunications 0.6%
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.854(c)	08/01/29		312	289,081
Windstream Services LLC, Term B Loan^	—(p)	10/31/31		75	74,813
Zegona Holdco Ltd., Facility B (USD), 6 Month SOFR + 4.250%^	9.415(c)	07/17/29		275	268,125
					632,019
Transportation 0.0%
Kenan Advantage Group, Inc. (The), Term B-4 Loan, 1 Month SOFR + 3.250%	8.095(c)	01/25/29		25	24,813

Total Floating Rate and Other Loans (cost $30,848,747)					30,975,984
Residential Mortgage-Backed Securities 3.5%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.780(c)	05/25/33		1,895	1,912,357
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.597(c)	03/29/27		1,906	1,917,999

Total Residential Mortgage-Backed Securities (cost $3,800,465)					3,830,356
Sovereign Bonds 1.4%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	8.250	05/09/28		300	284,625
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		300	288,187
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	101	107,088
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	400	421,884

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	6.000%	06/12/34	200	$205,900
Turkiye Government International Bond (Turkey), Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34	200	212,250

Total Sovereign Bonds (cost $1,403,176)				1,519,934
U.S. Treasury Obligation 0.8%
U.S. Treasury Notes(k) (cost $920,648)	3.625	08/31/29	915	917,859

	Shares
Common Stock 0.2%
Gas Utilities
Ferrellgas Partners LP (Class B Stock)^ (cost $215,061)	1,029	188,066
Preferred Stock 0.0%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $25,250)	25	25,000

Total Long-Term Investments (cost $133,686,790)		137,027,693

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $902,763)(wb)	902,763	902,763

TOTAL INVESTMENTS 125.2% (cost $134,589,553)		137,930,456
Liabilities in excess of other assets(z) (25.2)%		(27,728,519)

Net Assets 100.0%		$110,201,937

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	Swap payment upon termination
TD	The Toronto-Dominion Bank

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,894,552 and 4.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Unfunded corporate bond commitment outstanding at September 30, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $610,966)	620	$610,966	$—	$—
Unfunded loan commitments outstanding at September 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), 2024-1 Incremental Delayed draw Term Loan, —%, Maturity Date 10/24/30 (cost $14,286)	14	$14,304	$18	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $26,713)	27	26,797	84	—
		$41,101	$102	$—
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
46	2 Year U.S. Treasury Notes	Dec. 2024	$9,579,141	$(18,370)
96	5 Year U.S. Treasury Notes	Dec. 2024	10,548,750	(59,339)
				$(77,709)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	TD	GBP	7,239	$9,693,448	$9,678,296	$—	$(15,152)
Expiring 10/02/24	TD	GBP	151	196,970	201,237	4,267	—
Euro,
Expiring 10/02/24	BOA	EUR	16,734	18,700,706	18,629,443	—	(71,263)
				$28,591,124	$28,508,976	4,267	(86,415)

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	BNP	GBP	132	$172,255	$176,485	$—	$(4,230)
Expiring 10/02/24	BNP	GBP	88	115,288	117,197	—	(1,909)
Expiring 10/02/24	BOA	GBP	100	132,745	134,324	—	(1,579)
Expiring 10/02/24	JPM	GBP	527	690,623	705,067	—	(14,444)
Expiring 10/02/24	MSI	GBP	6,368	8,407,512	8,513,850	—	(106,338)
Expiring 10/02/24	MSI	GBP	86	112,850	114,488	—	(1,638)
Expiring 10/02/24	TD	GBP	88	115,602	118,122	—	(2,520)
Expiring 11/05/24	GSI	GBP	105	140,811	140,643	168	—
Expiring 11/05/24	MSI	GBP	568	761,711	759,774	1,937	—
Expiring 11/05/24	TD	GBP	7,239	9,693,041	9,678,028	15,013	—
Euro,
Expiring 10/02/24	BOA	EUR	16,502	18,457,426	18,370,733	86,693	—
Expiring 10/02/24	MSI	EUR	232	257,574	258,709	—	(1,135)
Expiring 11/05/24	BNP	EUR	47	52,057	51,953	104	—
Expiring 11/05/24	BOA	EUR	16,734	18,726,861	18,656,939	69,922	—
Expiring 11/05/24	MSI	EUR	206	230,090	229,376	714	—
				$58,066,446	$58,025,688	174,551	(133,793)
						$178,818	$(220,208)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA††	08/02/27	1.650%(M)	2,000	*	$4,575	$—	$4,575	GSI
††	The value of the contract, GS_24-PCA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Pakistan Government International Bond	09/20/25	1.000%(Q)	1,400	7.216%	$(79,395)	$(73,450)	$(5,945)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	3,820	3.057%	$239,808	$302,017	$62,209
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	3,500	3.303%	254,400	260,748	6,348
					$494,208	$562,765	$68,557
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 5-10 Year Index(T)	1 Day SOFR +10bps(T)/ 5.060%	BARC	01/15/25	(8,680)	$(251,067)	$—	$(251,067)
U.S. Treasury Bond(T)	1 Day SOFR +23bps(T)/ 5.190%	BARC	01/15/25	29,000	296,157	—	296,157
					$45,090	$—	$45,090
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at September 30, 2024:
Broker	Interest Rate(cc)	Trade Date	Cost	Maturity Date	Value at September 30, 2024
BNP Paribas S.A.	5.090%	06/28/24	$475,000	Open	$475,000
BNP Paribas S.A.	5.150%	02/12/24	1,825,000	Open	1,825,000
BNP Paribas S.A.	5.180%	05/14/24	766,125	Open	766,125
BNP Paribas S.A.	5.180%	05/14/24	711,750	Open	711,750

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Reverse repurchase agreements outstanding at September 30, 2024 (continued):
Broker	Interest Rate(cc)	Trade Date	Cost	Maturity Date	Value at September 30, 2024
BNP Paribas S.A.	5.220%	06/11/24	$621,844	Open	$621,844
BNP Paribas S.A.	5.250%	02/23/24	907,031	Open	907,031
BNP Paribas S.A.	5.250%	02/23/24	1,148,437	Open	1,148,437
BNP Paribas S.A.	5.250%	03/04/24	933,562	Open	933,562
BNP Paribas S.A.	5.250%	03/04/24	608,344	Open	608,344
BNP Paribas S.A.	5.270%	08/28/24	475,063	Open	475,063
BNP Paribas S.A.	5.270%	08/28/24	436,250	Open	436,250
BNP Paribas S.A.	5.290%	02/12/24	743,750	Open	743,750
BNP Paribas S.A.	5.290%	02/12/24	1,012,781	Open	1,012,781
BNP Paribas S.A.	5.290%	03/19/24	1,685,250	Open	1,685,250
BNP Paribas S.A.	5.290%	03/19/24	2,072,875	Open	2,072,875
BNP Paribas S.A.	5.290%	03/19/24	480,563	Open	480,563
BNP Paribas S.A.	5.290%	03/21/24	2,085,000	Open	2,085,000
BNP Paribas S.A.	5.290%	04/04/24	1,314,250	Open	1,314,250
BNP Paribas S.A.	5.290%	04/04/24	637,812	Open	637,812
BNP Paribas S.A.	5.290%	06/28/24	383,400	Open	383,400
BNP Paribas S.A.	5.290%	07/17/24	415,363	Open	415,363
BNP Paribas S.A.	5.290%	07/17/24	235,500	Open	235,500
BNP Paribas S.A.	5.290%	07/17/24	470,063	Open	470,063
BNP Paribas S.A.	5.290%	07/17/24	607,725	Open	607,725
BNP Paribas S.A.	5.290%	08/06/24	181,750	Open	181,750
BNP Paribas S.A.	5.290%	08/06/24	205,031	Open	205,031
BNP Paribas S.A.	5.290%	08/06/24	315,875	Open	315,875
BNP Paribas S.A.	5.300%	07/15/24	734,187	Open	734,187
BNP Paribas S.A.	5.320%	04/11/24	915,750	Open	915,750
BNP Paribas S.A.	5.320%	04/11/24	363,906	Open	363,906
BNP Paribas S.A.	5.320%	04/11/24	477,969	Open	477,969
BNP Paribas S.A.	5.320%	04/11/24	836,250	Open	836,250
BNP Paribas S.A.	5.330%	08/28/24	1,288,125	Open	1,288,125
			$26,371,581		$26,371,581
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:
Remaining Contractual Maturity of the Agreements
Reverse repurchase agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$ —	$ —	$26,371,581	$26,371,581

PGIM Credit Income Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Remaining Contractual Maturity of the Agreements
Reverse repurchase agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Total Borrowings	$ —	$	$ —	$ 26,371,581	$26,371,581
The aggregate value of the Reverse Repurchase Agreements is $26,371,581. Corporate Bonds with a combined market value of $29,894,023 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2024.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).